Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	10,000,000,000	5,000,000,000
Ordinary shares, shares issued	2,983,181,793	1,359,837,393
Ordinary shares, shares outstanding	2,983,181,793	1,359,837,393